Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (410,417)	$ (778,823)	$ (750,347)	$ (13,782)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on marketable securities held in Trust Account	(1,789,672)	(127,088)	(1,268,362)
Change in fair value of warrant liability	(92,713)
Amortization of debt discount	499,058
Changes in operating assets and liabilities
Prepaid expenses	81,914	(330,246)	(81,914)
Accounts payable and accrued liabilities	754,582	169,309	171,274	(72,925)
Accounts payable related parties			190,202
Income tax payable	336,109		221,665
Franchise tax payable	(100,000)	100,000	200,000
Net cash used in operating activities	(721,139)	(966,848)	(1,317,482)	(86,707)
Cash flows from investing activities:
Cash withdrawn from Trust Account for redemptions	43,318,207
Interest withdrawn from Trust Account to pay for franchise and federal income taxes	711,204
Marketable securities held in Trust Account	(1,102,500)	(87,975,000)	(87,975,000)
Net cash provided by (used in) investing activities	42,926,911	(87,975,000)	(87,975,000)
Cash flows from financing activities:
Proceeds from Initial Public Offering, net of costs of capital		84,319,667	84,319,667
Proceeds from Private Placement, net of costs of capital		5,023,384	5,023,384
Capital contributions from Sponsor				100,000
Payment of deferred offering costs		(25,500)	(25,500)	(62,750)
Proceeds from related party notes payable	1,850,000
Proceeds received from related party			100,000	63,200
Repayment of advances from related party		(88,200)	(88,200)
Redemption of common stock	(43,318,207)
Net cash provided by (used in) financing activities	(41,468,207)	89,229,351	89,329,351	100,450
Net increase in cash	737,565	287,503	36,869	13,743
Cash at beginning of period	75,612	38,743	38,743	25,000
Cash at end of period	813,177	326,246	75,612	38,743
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs included in accounts payable and accrued liabilities				134,483
Deferred offering costs paid directly by related party				25,000
Fair value of warrant liabilities issued in connection with notes payable	1,552,404
Remeasurement of redemption value of redeemable Class A common stock	1,723,194	12,340,822	13,409,184
Deferred underwriting fee payable		2,587,500	2,587,500
Excise tax liability accrued for common stock redemptions	$ 436,665
Expenses paid by related party			$ 29,000